Investment Portfolioas of September 30, 2023 (Unaudited)
DWS Core Equity VIP
	Shares	Value ($)

Common Stocks 99.3%
Communication Services 9.0%
Entertainment 0.9%
Spotify Technology SA*	5,969	923,046
Interactive Media & Services 7.0%
Alphabet, Inc. "A"*	12,419	1,625,150
Alphabet, Inc. "C"*	24,983	3,294,008
Match Group, Inc.*	7,466	292,481
Meta Platforms, Inc. "A"*	5,918	1,776,643
		6,988,282
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.*	7,635	1,069,282
Consumer Discretionary 11.6%
Automobiles 0.8%
Tesla, Inc.*	1,546	386,840
Thor Industries, Inc.	4,425	420,950
		807,790
Broadline Retail 3.0%
Amazon.com, Inc.*	17,366	2,207,566
Macy's, Inc.	66,146	767,955
		2,975,521
Distributors 0.4%
Genuine Parts Co.	2,656	383,473
Diversified Consumer Services 0.3%
ADT, Inc.	50,995	305,970
Hotels, Restaurants & Leisure 2.2%
DraftKings, Inc. "A"*	27,020	795,469
Hilton Worldwide Holdings, Inc.	5,470	821,484
Hyatt Hotels Corp. "A"	5,933	629,373
		2,246,326
Household Durables 1.0%
PulteGroup, Inc.	4,676	346,258
Whirlpool Corp.	5,263	703,663
		1,049,921
Leisure Products 1.0%
Brunswick Corp.	6,127	484,033
Hasbro, Inc.	8,034	531,369
		1,015,402
Specialty Retail 0.8%
Bath & Body Works, Inc.	12,125	409,825
Five Below, Inc.*	2,703	434,913
		844,738

Textiles, Apparel & Luxury Goods 2.1%
Deckers Outdoor Corp.*	1,213	623,591
Lululemon Athletica, Inc.*	963	371,343
PVH Corp.	13,922	1,065,172
		2,060,106
Consumer Staples 6.6%
Beverages 2.9%
Coca-Cola Co.	18,909	1,058,526
Constellation Brands, Inc. "A"	5,190	1,304,403
Molson Coors Beverage Co. "B"	8,235	523,663
		2,886,592
Consumer Staples Distribution & Retail 0.9%
Walmart, Inc.	5,729	916,239
Household Products 1.2%
Church & Dwight Co., Inc.	12,888	1,180,928
Personal Care Products 1.1%
Coty, Inc. "A"*	105,186	1,153,891
Tobacco 0.5%
Philip Morris International, Inc.	5,499	509,097
Energy 4.3%
Energy Equipment & Services 1.1%
Schlumberger NV	18,615	1,085,254
Oil, Gas & Consumable Fuels 3.2%
Cheniere Energy, Inc.	7,267	1,206,032
HF Sinclair Corp.	36,110	2,055,742
		3,261,774
Financials 12.3%
Banks 4.1%
Bank of America Corp.	20,395	558,415
JPMorgan Chase & Co.	17,866	2,590,927
Wells Fargo & Co.	24,132	986,034
		4,135,376
Capital Markets 3.6%
Ameriprise Financial, Inc.	3,500	1,153,880
LPL Financial Holdings, Inc.	3,375	802,069
MSCI, Inc.	2,245	1,151,864
S&P Global, Inc.	1,190	434,838
		3,542,651
Financial Services 3.4%
Apollo Global Management, Inc.	7,864	705,872
Mastercard, Inc. "A"	1,100	435,501
PayPal Holdings, Inc.*	2,743	160,356
Visa, Inc. "A"	9,180	2,111,492
		3,413,221
Insurance 1.2%
Aflac, Inc.	6,021	462,112

Cincinnati Financial Corp.	4,878	498,971
Marsh & McLennan Companies, Inc.	1,408	267,942
		1,229,025
Health Care 12.3%
Biotechnology 2.9%
AbbVie, Inc.	9,347	1,393,264
Amgen, Inc.	5,644	1,516,881
		2,910,145
Health Care Equipment & Supplies 2.1%
Becton Dickinson & Co.	3,566	921,918
Medtronic PLC	6,272	491,474
Stryker Corp.	1,887	515,661
Zimmer Biomet Holdings, Inc.	1,834	205,811
		2,134,864
Health Care Providers & Services 4.3%
Centene Corp.*	18,468	1,272,076
Cigna Group	3,210	918,284
CVS Health Corp.	5,283	368,859
Elevance Health, Inc.	3,095	1,347,625
HCA Healthcare, Inc.	1,660	408,327
		4,315,171
Life Sciences Tools & Services 0.4%
Danaher Corp.	1,678	416,312
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	16,839	977,336
Johnson & Johnson	6,971	1,085,733
Merck & Co., Inc.	2,265	233,182
Viatris, Inc.	26,376	260,067
		2,556,318
Industrials 10.2%
Aerospace & Defense 3.0%
General Dynamics Corp.	4,191	926,085
Lockheed Martin Corp.	3,999	1,635,431
Textron, Inc.	6,012	469,778
		3,031,294
Building Products 1.5%
Owens Corning	10,909	1,488,097
Commercial Services & Supplies 1.5%
Waste Management, Inc.	9,558	1,457,022
Electrical Equipment 0.8%
Emerson Electric Co.	4,729	456,679
Sunrun, Inc.*	25,098	315,231
		771,910
Machinery 3.0%
Caterpillar, Inc.	6,748	1,842,204
Cummins, Inc.	1,937	442,527
PACCAR, Inc.	8,614	732,362
		3,017,093
Professional Services 0.4%
Verisk Analytics, Inc.	1,871	442,005

Information Technology 26.0%
Communications Equipment 0.6%
Cisco Systems, Inc.	11,743	631,304
IT Services 0.5%
Accenture PLC "A"	1,602	491,990
Semiconductors & Semiconductor Equipment 5.8%
Advanced Micro Devices, Inc.*	8,661	890,524
Intel Corp.	23,139	822,591
Lam Research Corp.	1,347	844,259
NVIDIA Corp.	4,395	1,911,781
QUALCOMM, Inc.	11,878	1,319,171
		5,788,326
Software 10.9%
Adobe, Inc.*	1,194	608,820
Microsoft Corp.	24,557	7,753,873
Oracle Corp.	20,117	2,130,793
Synopsys, Inc.*	1,043	478,706
		10,972,192
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	48,026	8,222,532
Materials 2.4%
Chemicals 1.4%
Corteva, Inc.	10,078	515,590
DuPont de Nemours, Inc.	4,332	323,124
Linde PLC	1,573	585,707
		1,424,421
Metals & Mining 1.0%
United States Steel Corp.	28,783	934,872
Real Estate 2.6%
Health Care REITs 0.3%
Medical Properties Trust, Inc. (a)	53,433	291,210
Industrial REITs 1.0%
Prologis, Inc.	8,779	985,092
Residential REITs 0.8%
AvalonBay Communities, Inc.	5,017	861,619
Specialized REITs 0.5%
Iron Mountain, Inc.	8,176	486,063
Utilities 2.0%
Electric Utilities 0.7%
FirstEnergy Corp.	10,377	354,686
NRG Energy, Inc.	10,427	401,648
		756,334
Multi-Utilities 0.5%
WEC Energy Group, Inc.	6,051	487,408

Water Utilities 0.8%
American Water Works Co., Inc.	6,374	789,292
Total Common Stocks (Cost $63,252,453)		99,646,791

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (b) (c) (Cost $293,700)	293,700	293,700

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $797,999)	797,999	797,999

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $64,344,152)	100.4	100,738,490
Other Assets and Liabilities, Net	(0.4)	(410,724)
Net Assets	100.0	100,327,766
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (b) (c)
—	293,700 (d)	—	—	—	2,495	—	293,700	293,700
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 5.36% (b)
1,108,909	7,639,245	7,950,155	—	—	23,899	—	797,999	797,999
1,108,909	7,932,945	7,950,155	—	—	26,394	—	1,091,699	1,091,699

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2023 amounted to $291,030, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$99,646,791	$—	$—	$99,646,791
Short-Term Investments (a)	1,091,699	—	—	1,091,699
Total	$100,738,490	$—	$—	$100,738,490

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1coreq-PH3
R-080548-2 (1/25)